Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Realized and unrealized gains and losses included in net income
Total gains	$ 2,420	$ 381	$ 661
Loan Servicing Fees [Member]
Realized and unrealized gains and losses included in net income
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	0	0
Total gains (losses)	0	(330)
Impairment Loss On Mortgage Servicing Rights [Member]
Realized and unrealized gains and losses included in net income
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	0	0
Total gains (losses)	0	67
Other Income [Member]
Realized and unrealized gains and losses included in net income
Total gains	2,420	381
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$ 0	$ 0